Estimated unrecognized deferred compensation (Details 2) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021 CHF (SFr)	Jun. 30, 2021 CHF (SFr)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1,977	SFr 1,977
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 3 months 18 days
Deferred cash awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 333	333
Retention Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	307	307
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	275	275
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	392	392
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	670	670
Bank
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	1,933	SFr 1,933
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)		1 year 3 months 18 days
Bank | Deferred cash awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	331	SFr 331
Bank | Retention Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	307	307
Bank | Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	265	265
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	378	378
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 652	SFr 652